Share-Based Compensation (Details 3) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of options outstanding	1,625,042
Intrinsic Value of Options Outstanding | $	$ 5,707
No. of options exercisable	1,098,691
Exercise Price One [Member] | Option [Member]
Exercise price | $ / shares	$ 2.69
Number of options outstanding	723,922
Average Remaining contractual Life (in years)	5 years 3 months 8 days
Intrinsic Value of Options Outstanding | $	$ 4,130
No. of options exercisable	719,695
Exercise Price Two [Member] | Option [Member]
Exercise price | $ / shares	$ 6.22
Number of options outstanding	714,201
Average Remaining contractual Life (in years)	8 years 15 days
Intrinsic Value of Options Outstanding | $	$ 1,547
No. of options exercisable	359,135
Exercise Price Three [Member] | Option [Member]
Exercise price | $ / shares	$ 8.19
Number of options outstanding	150,000
Average Remaining contractual Life (in years)	9 years 6 months 25 days
Intrinsic Value of Options Outstanding | $	$ 30
No. of options exercisable
Exercise Price Four [Member] | Option [Member]
Exercise price | $ / shares	$ 10.12
Number of options outstanding	13,398
Average Remaining contractual Life (in years)	8 years 11 months 4 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	4,091
Exercise Price Five [Member] | Option [Member]
Exercise price | $ / shares	$ 12.21
Number of options outstanding	2,421
Average Remaining contractual Life (in years)	9 years 2 months 30 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable
Exercise Price Six [Member] | Option [Member]
Exercise price | $ / shares	$ 21.4
Number of options outstanding	5,600
Average Remaining contractual Life (in years)	9 years 6 months 25 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable
Exercise Price Seven [Member] | Option [Member]
Exercise price | $ / shares	$ 90.16
Number of options outstanding	15,500
Average Remaining contractual Life (in years)	1 year 8 months 9 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	15,500